EQUIPMENT	12 Months Ended
Dec. 31, 2019
Canfield [Member]
EQUIPMENT

NOTE 2.  EQUIPMENT

Property and equipment are recorded at cost and consist of the following:

	December 31,
	2019	2018
Office equipment	$2,934	$2,934
Vehicles	70,208	70,208
Wheelchair rental pool	66,191	78,392
Total property and equipment	139,333	151,534
Accumulated depreciation	(95,488)	(92,907)
Net property and equipment	$43,845	$58,627

Depreciation is computed using the straight-line method based upon estimated useful lives as follows:

Office equipment	7 years
Vehicles	5 years
Wheelchair rental pool	13 months

Depreciation for 2019 and 2018 was $63,758 and $62,825, respectively.

The wheelchair rental pool consists of wheelchairs rented to customers over the shorter of the 13 month use period as mandated by Medicare and Medicaid, or the period over which the customer requires use of a wheelchair. At the end of the use period, the chair is either returned to the pool to be rented to another customer, or title of the chair is transferred to the customer.